Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,044,000,000	$ 1,230,000,000	$ 1,223,000,000
Increases:
Current year tax positions	4,000,000	124,000,000	51,000,000
Tax positions related to prior years	111,000,000	176,000,000	64,000,000
Decreases:
Tax positions related to prior years	(181,000,000)	(371,000,000)	(44,000,000)
Settlements with tax authorities	(67,000,000)	(94,000,000)	(25,000,000)
Lapse of statute of limitations	(1,000,000)	(21,000,000)	(37,000,000)
Effects of foreign currency translations	(1,000,000)	0	(2,000,000)
Balance, December 31	$ 909,000,000	$ 1,044,000,000	$ 1,230,000,000